Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Cash Flows [Abstract]
Net income (loss)	$ (6,252)	$ (11,698)	$ (8,644)
Adjustments to reconcile net income (loss) to net cash provided (used) in operating activities:
Depreciation and Accretion Expense, Including Discontinued Operation	21,414	20,705	20,013
Amortization of deferred financing costs	716	1,262	807
Unrealized (gain) loss on commodity derivatives	(992)	849	385
Unit based compensation	1,783	1,607	1,185
OPEB plan net periodic (benefit) cost	(88)	(82)
(Gain) loss on acquisition of assets	0	(565)	0
(Gain) loss on involuntary conversion of property, plant and equipment	1,021	0	0
amid_gainonsaleofassetsincludingdiscontinuedoperation	128
(Gain) loss on sale of assets, net	(123)	(399)	0
Changes in operating assets and liabilities, net of effects of assets acquired and liabilities:
Accounts receivable	(740)	(562)	791
Unbilled revenue	2,768	2,449	(3,865)
Risk management assets and liabilities	(156)	(670)	(308)
Other current assets	984	(1,800)	0
Other assets, net	(57)	(54)	(104)
Accounts payable	1,197	(218)	(954)
Accrued gas purchases	(1,711)	(3,991)	3,825
Accrued expenses and other current liabilities	(943)	4,410	268
Other liabilities	(468)	(811)	392
Net cash provided (used) in operating activities	18,348	10,432	13,791
Cash flows from investing activities
Cost of acquisition, net of cash acquired	(51,377)	(35,500)	0
Additions to property, plant and equipment	(11,705)	(6,369)	(10,268)
Proceeds from disposals of property, plant and equipment	128	125
Insurance proceeds from involuntary conversion of property, plant and equipment	527	0	0
Net cash provided (used) in investing activities	(62,427)	(41,744)	(10,268)
Cash flows from financing activities
Unit holder contributions	13		12,000
Unit holder distributions	(16,070)	(43,546)	(11,779)
Net distributions to noncontrolling interest owners	(225)	0	0
Proceeds upon issuance of common units to public, net of offering costs	0	69,085	0
LTIP tax netting unit repurchase	(385)	(215)	0
Payment on other loan	0	(615)	(1,000)
Payments for deferred debt issuance costs	(1,564)	(2,489)	0
Borrowings on other loan	0	0	800
Payments on long-term debt	(59,230)	(120,670)	(31,130)
Borrowings on long-term debt	121,245	130,570	26,500
Net cash provided (used) in financing activities	43,784	32,120	(4,609)
Net increase (decrease) in cash and cash equivalents	(295)	808	(1,086)
Cash and cash equivalents
Beginning of period	871	63	1,149
End of period	576	871	63
Supplemental cash flow information
Interest payments	3,185	3,349	4,523
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	6,968	75	0
Receivable for reimbursable construction in progress projects	$ 141	$ 872	$ 6,058